Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) Customer Segment Unit	Dec. 31, 2025 USD ($) Segment Unit Customer	Dec. 31, 2024 CNY (¥) Unit Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) Customer	May 31, 2015 CNY (¥)	May 31, 2015 HKD ($)
Accounting Policies [Abstract]
Exchange rate used for conversion of financial statements from RMB to US dollar	6.9931				6.9931
Number of reportable segments | Segment	2	2	2
Number of reporting units | Unit	3	3	3
Advertising, marketing and promotional expenses	¥ 15,100.0	$ 2,200	¥ 13,800.0	¥ 13,200.0
Number of customers with receivable balance exceeding 10% | Customer	0				0
Number of customer or any Baidu Union partner with revenue greater than 10% | Customer	0	0
Appreciation or depreciation of US$ against RMB, as a percentage	4.19%	4.19%
Government Assistance, Asset, Decrease	¥ 86.0	$ 12
Government Assistance, Asset, Decrease, Statement of Financial Position [Extensible Enumeration]	Assets	Assets
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)	Operating Income (Loss)
Impairment of long-lived assets	¥ 16,190.0	$ 2,315	0.0	0.0
Cash and cash equivalents, restricted cash, short-term investments, long-term time deposits and held-to-maturity investments	239,400.0				$ 34,200
Income from government subsidies	689.0	99	1,000.0	¥ 768.0
Baidu General Business excluding Smart Living Group ("SLG"), SLG and iQIYI
Accounting Policies [Abstract]
Impairment of goodwill | ¥	0.0		0.0
Deferred Revenue
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized	¥ 7,200.0	$ 1,000
Maximum | State Administration of Taxation, China
Accounting Policies [Abstract]
Deposit insurance system amount | ¥						¥ 0.5
Maximum | Inland Revenue, Hong Kong
Accounting Policies [Abstract]
Deposit insurance system amount | $							$ 0.5
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments	12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalents	3 months	3 months
Other Current Assets, net
Accounting Policies [Abstract]
Net value of contract assets	¥ 1,900.0		2,400.0		272
Customer deposits and deferred revenue
Accounting Policies [Abstract]
Contract liabilities	¥ 8,700.0		¥ 8,400.0		$ 1,200
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	63.00%	63.00%
Credit Concentration Risk | Onshore China | Financial Institution One
Accounting Policies [Abstract]
Concentration risk by percentage	12.00%	12.00%
Credit Concentration Risk | Onshore China | Financial Institution Two
Accounting Policies [Abstract]
Concentration risk by percentage	10.00%	10.00%
Credit Concentration Risk | Onshore China | Financial Institution Three
Accounting Policies [Abstract]
Concentration risk by percentage	8.00%	8.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	37.00%	37.00%
Customer Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage	10.00%	10.00%
Office building and its related facility, machinery and equipment
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%				4.00%